Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices. We do not schedule our equity grants in anticipation of the release of material nonpublic information (“MNPI”), nor do we release MNPI based on equity award grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule our equity grants in anticipation of the release of material nonpublic information (“MNPI”), nor do we release MNPI based on equity award grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false